Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2010
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

Note 24—Quarterly Results of Operations (Unaudited)

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2010
Revenues	$2,188.4	$2,220.7	$2,288.5	$2,121.0	$8,818.6
Income/(loss) from operations(a)	225.8	(0.3)	175.7	131.1	532.3
Net loss	(193.6)	(272.5)	(163.2)	(194.0)	(823.3)
Net loss attributable to Caesars Entertainment Corporation	(195.6)	(274.0)	(164.8)	(196.7)	(831.1)
2009
Revenues	2,254.7	2,271.4	2,282.2	2,099.1	8,907.4
Income/(loss) from operations(a)	285.4	6.3	(1,050.2)	150.7	(607.8)
Net (loss)/income(b)	(127.4)	2,296.8	(1,621.0)	298.3	846.4
Net (loss)/income attributable to Caesars Entertainment Corporation	(132.7)	2,289.0	(1,624.3)	295.6	827.6

(a)	Income/(loss) from operations includes the following items on a pre-tax basis:

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2010
Impairment of intangible assets	$—	$100.0	$44.0	$49.0	$193.0
Write-downs, reserves and recoveries	12.5	95.1	28.7	11.3	147.6
2009
Impairment of intangible assets	—	297.1	1,328.6	12.3	1,638.0
Write-downs, reserves and recoveries	27.4	26.9	24.3	29.3	107.9

(b)	The sum of the quarterly amounts do not necessarily equal the annual amount reported, as quarterly amounts are computed independently for each quarter and for the full year. The difference is rounding.